SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details)	12 Months Ended
Dec. 31, 2022
Income Tax Contingency [Line Items]
Unincorporated business tax (UBT) rate, percent	4.00%
AB Holding
Income Tax Contingency [Line Items]
Tax rate	3.50%